Earnings per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per Share
17.	EARNINGS PER SHARE

For the years ended December 31, 2016, 2015 and 2014, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Basic EPS
Net income (loss) attributable to parent company	165	104	128
Weighted average shares outstanding	881,246,870	876,510,959	886,532,167
Basic EPS	0.19	0.12	0.14

Diluted EPS
Net income (loss) attributable to parent company adjusted	165	104	128

Weighted average shares outstanding	881,246,870	876,510,959	886,532,167
Dilutive effect of stock awards	5,003,573	4,043,813	3,278,537

Number of shares used in calculating diluted EPS	886,250,443	880,554,772	889,810,704

Diluted EPS	0.19	0.12	0.14

In 2016 and 2015, there were no outstanding stock-options which were anti-dilutive. In 2014, outstanding stock-options have included anti-dilutive shares totalling 4,300 shares.

The convertible bonds issued on July 3, 2014, as detailed in Note 14, had no impact on the diluted EPS computation as of 31 December 2016 since the contingently conversion features were out-of-the-money.